Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Current assets:
Cash and cash equivalents	$ 11,711	$ 8,608	$ 5,600	$ 8,283
Accounts and notes receivable, net	264,382	178,678	196,918	178,602
Inventories	92,488	96,079	96,754	145,969
Prepaid expenses and other current assets	57,128	57,931	64,211	32,079
Total current assets	425,709	341,296	363,483	364,933
Property, plant and equipment, net	966,995	941,283	965,217	611,787
Goodwill	445,659	459,615	478,747	273,210
Intangible assets, net	564,964	562,326	580,043	276,171
Other assets, net	73,228	71,054	72,472	43,732
Total assets	2,479,675	2,384,414	2,459,962	1,569,833
Current liabilities:
Accounts payable	136,100	63,553	83,974	69,360
Short-term borrowings	86,200	95,391	75,319	69,519
Collateralized note payable	119,000	68,000	70,000	91,000
Other current liabilities	148,928	195,029	176,176	123,153
Total current liabilities	490,228	421,973	405,469	353,032
Long-term debt	1,712,790	1,641,182	1,622,392	1,110,214
Other liabilities	$ 40,335	$ 38,458	$ 41,975	$ 36,662
Contingencies and commitments
Partners' capital (deficit)
Common unitholders	$ 267,236	$ 310,338	$ 425,105	$ 63,024
General partner unitholder	2,731	3,171	4,339	643
Accumulated other comprehensive income (loss)	(33,645)	(30,708)	(39,318)	6,258
Total partners' capital (deficit)	236,322	282,801	390,126	69,925
Total liabilities and partners' capital (deficit)	$ 2,479,675	$ 2,384,414	$ 2,459,962	$ 1,569,833